Summary of Significant Accounting Policies - plant and equipment, net (Details)	12 Months Ended
Dec. 31, 2019
Building and construction
Property, Plant and Equipment [Line Items]
Useful lives	20 years
Production facilities
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Charging & battery swap infrastructure
Property, Plant and Equipment [Line Items]
Useful lives	5 years
R&D equipment
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Purchased software
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Others | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Others | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years